Contributed surplus - Greybrook Warrants (Details) - Greybrook Health Inc	Aug. 01, 2023 USD ($) $ / shares shares	Feb. 28, 2023 yr $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2023 shares
February 2023 Warrants
Contributed surplus
Issuance of common share purchase warrants		135,870
Each exercisable for one common share		1
Exercise price | $ / shares		$ 1.84
Fair value per warrant (in $ per share) | $ / shares		$ 0.47
February 2023 Warrants | Volatility
Contributed surplus
Warrant measurement input		0.4886
February 2023 Warrants | Remaining life
Contributed surplus
Warrant measurement input | yr		5
February 2023 Warrants | Expected dividend yield
Contributed surplus
Warrant measurement input		0
February 2023 Warrants | Forfeiture rate
Contributed surplus
Warrant measurement input		0
February 2023 Warrants | Risk free interest rate
Contributed surplus
Warrant measurement input		0.0418
August 2023 Warrants
Contributed surplus
Issuance of common share purchase warrants	250,000
Each exercisable for one common share	1
Exercise price as percentage of stock price (in %)	85.00%
Warrant threshold trading days required (in days)	5 days
Lender warrants | $	$ 19,728
Share price (in $ per share) | $ / shares	$ 0.5
Share price based on five trading days (in $ per share) | $ / shares	$ 0.49
Weighted average contractual life (in years)			3 years 8 months 12 days	4 years 4 months 24 days
Warrants exercisable			385,870	385,870